Certain Balance Sheet Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Depreciation and Amortization Expense	$ 2,000	$ 4,000